WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 92.1%
COMMUNICATION SERVICES - 9.4%
Diversified Telecommunication Services - 2.0%
AT&T Inc., Senior Notes	4.300%	2/15/30	$80,000	$77,765
AT&T Inc., Senior Notes	4.500%	5/15/35	360,000	337,405
AT&T Inc., Senior Notes	6.350%	3/15/40	50,000	52,663
AT&T Inc., Senior Notes	4.900%	6/15/42	150,000	137,254
AT&T Inc., Senior Notes	4.800%	6/15/44	210,000	193,642
AT&T Inc., Senior Notes	4.550%	3/9/49	310,000	270,855
AT&T Inc., Senior Notes	3.300%	2/1/52	120,000	86,492
AT&T Inc., Senior Notes	3.500%	9/15/53	130,000	94,549
AT&T Inc., Senior Notes	3.800%	12/1/57	130,000	96,734
AT&T Inc., Senior Notes	3.500%	2/1/61	70,000	49,822
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	70,000	87,314
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	60,000	66,333
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	230,000	269,717
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	630,000	636,951

Total Diversified Telecommunication Services				2,457,496

Entertainment - 1.9%
Walt Disney Co., Senior Notes	6.550%	3/15/33	545,000	630,139
Walt Disney Co., Senior Notes	7.750%	12/1/45	130,000	171,766
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	1,820,000	1,476,650	(a)

Total Entertainment				2,278,555

Media - 3.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	580,000	474,968
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	110,000	109,683
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	80,000	54,119
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	260,000	246,604
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	350,000	289,112

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report	1

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	$70,000	$60,481
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.250%	4/1/53	160,000	129,841
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	80,000	50,791
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	210,000	170,674
Comcast Corp., Senior Notes	6.450%	3/15/37	220,000	252,773
Comcast Corp., Senior Notes	6.950%	8/15/37	160,000	190,896
Comcast Corp., Senior Notes	6.400%	5/15/38	950,000	1,080,069
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	160,000	119,700	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	510,000	488,930
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	410,000	467,261
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	180,000	177,599
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	200,000	207,736
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	10,000	9,860
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	43,251

Total Media				4,624,348

Wireless Telecommunication Services - 1.7%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	850,000	915,242
Sprint LLC, Senior Notes	7.875%	9/15/23	340,000	342,820
Sprint LLC, Senior Notes	7.125%	6/15/24	150,000	152,621
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	60,000	53,814
T-Mobile USA Inc., Senior Notes	4.500%	4/15/50	210,000	183,066
T-Mobile USA Inc., Senior Notes	3.400%	10/15/52	230,000	165,824
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	210,000	202,818
Vodafone Group PLC, Senior Notes	4.250%	9/17/50	10,000	8,184

Total Wireless Telecommunication Services				2,024,389

TOTAL COMMUNICATION SERVICES				11,384,788

See Notes to Schedule of Investments.

2	Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER DISCRETIONARY - 5.6%
Automobiles - 1.1%
Ford Motor Co., Senior Notes	3.250%	2/12/32	$290,000	$228,336
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	400,000	356,500
General Motors Co., Senior Notes	6.125%	10/1/25	190,000	193,705
General Motors Co., Senior Notes	6.600%	4/1/36	170,000	175,220
General Motors Co., Senior Notes	6.750%	4/1/46	270,000	273,462
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	200,000	181,235	(a)

Total Automobiles				1,408,458

Broadline Retail - 0.6%
Amazon.com Inc., Senior Notes	3.950%	4/13/52	330,000	293,253
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	470,000	421,061

Total Broadline Retail				714,314

Diversified Consumer Services - 0.1%
Washington University, Senior Notes	3.524%	4/15/54	90,000	74,218
Washington University, Senior Notes	4.349%	4/15/2122	110,000	92,735

Total Diversified Consumer Services				166,953

Hotels, Restaurants & Leisure - 2.2%
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	550,000	495,105	(a)
Marriott International Inc., Senior Notes	3.600%	4/15/24	200,000	196,279
McDonald’s Corp., Senior Notes	4.700%	12/9/35	150,000	149,897
McDonald’s Corp., Senior Notes	4.875%	12/9/45	230,000	223,083
McDonald’s Corp., Senior Notes	4.450%	9/1/48	10,000	9,297
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	380,000	311,410	(a)
Sands China Ltd., Senior Notes	5.625%	8/8/25	450,000	438,994
Sands China Ltd., Senior Notes	5.900%	8/8/28	200,000	190,024
Sands China Ltd., Senior Notes	4.875%	6/18/30	200,000	177,376
Sands China Ltd., Senior Notes	3.750%	8/8/31	330,000	265,352
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	240,000	209,664	(a)

Total Hotels, Restaurants & Leisure				2,666,481

Household Durables - 0.4%
Lennar Corp., Senior Notes	5.000%	6/15/27	190,000	189,378
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	100,000	77,867
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	200,000	174,060

Total Household Durables				441,305

Specialty Retail - 1.2%
Home Depot Inc., Senior Notes	3.900%	12/6/28	590,000	581,517
Home Depot Inc., Senior Notes	3.350%	4/15/50	50,000	38,757
Home Depot Inc., Senior Notes	3.625%	4/15/52	270,000	217,659

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report	3

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Specialty Retail - (continued)
Lithia Motors Inc., Senior Notes	4.625%	12/15/27	$110,000	$102,437	(a)
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	190,000	164,589	(a)
Lowe’s Cos. Inc., Senior Notes	3.750%	4/1/32	80,000	73,958
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	280,000	230,050

Total Specialty Retail				1,408,967

TOTAL CONSUMER DISCRETIONARY				6,806,478

CONSUMER STAPLES - 3.8%
Beverages - 1.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	840,000	821,977
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	70,000	66,131
Coca-Cola Co., Senior Notes	4.125%	3/25/40	180,000	169,237
Coca-Cola Co., Senior Notes	4.200%	3/25/50	110,000	105,693
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	670,000	697,764	(a)

Total Beverages				1,860,802

Food Products - 0.1%
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	110,000	105,595

Tobacco - 2.2%
Altria Group Inc., Senior Notes	3.800%	2/14/24	190,000	187,176
Altria Group Inc., Senior Notes	4.400%	2/14/26	410,000	407,080
Altria Group Inc., Senior Notes	4.800%	2/14/29	870,000	863,632
Imperial Brands Finance PLC, Senior Notes	6.125%	7/27/27	330,000	338,915	(a)
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	100,000	87,078
Reynolds American Inc., Senior Notes	8.125%	5/1/40	270,000	308,143
Reynolds American Inc., Senior Notes	7.000%	8/4/41	320,000	329,343
Reynolds American Inc., Senior Notes	5.850%	8/15/45	90,000	81,272

Total Tobacco				2,602,639

TOTAL CONSUMER STAPLES				4,569,036

ENERGY - 13.5%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	5.000%	11/15/45	200,000	182,262

Oil, Gas & Consumable Fuels - 13.4%
Apache Corp., Senior Notes	6.000%	1/15/37	106,000	98,721
Apache Corp., Senior Notes	5.100%	9/1/40	20,000	16,980
Apache Corp., Senior Notes	5.250%	2/1/42	90,000	75,707
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	20,000	17,231	(a)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	40,000	33,587	(a)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	220,000	181,960

See Notes to Schedule of Investments.

4	Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
ConocoPhillips, Senior Notes	6.500%	2/1/39	$810,000	$942,354
Continental Resources Inc., Senior Notes	4.500%	4/15/23	400,000	399,505
Continental Resources Inc., Senior Notes	2.268%	11/15/26	80,000	71,122	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	140,000	132,061
Continental Resources Inc., Senior Notes	2.875%	4/1/32	120,000	93,255	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	90,000	69,789
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	170,000	162,367
Devon Energy Corp., Senior Notes	5.850%	12/15/25	350,000	355,829
Devon Energy Corp., Senior Notes	5.600%	7/15/41	320,000	306,977
Diamondback Energy Inc., Senior Notes	6.250%	3/15/53	230,000	238,467
Ecopetrol SA, Senior Notes	5.375%	6/26/26	540,000	516,194
Ecopetrol SA, Senior Notes	5.875%	11/2/51	260,000	176,020
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	210,000	185,609	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	560,000	472,360	(b)(c)
Energy Transfer LP, Senior Notes	5.250%	4/15/29	30,000	29,914
Energy Transfer LP, Senior Notes	6.625%	10/15/36	20,000	21,105
Energy Transfer LP, Senior Notes	5.800%	6/15/38	40,000	39,342
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	320,000	347,764
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	150,000	108,788
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	100,000	78,618
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	430,000	346,232	(c)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	240,000	239,350
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	140,000	131,263
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	200,000	150,468	(a)
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	2,000,000	2,292,379
MPLX LP, Senior Notes	4.800%	2/15/29	60,000	59,497
MPLX LP, Senior Notes	4.500%	4/15/38	380,000	338,109
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	465,000	513,355
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	200,000	188,311	(a)

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report	5

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	$190,000	$195,936
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	280,000	252,051
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	100,000	77,716
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	300,000	263,690
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	450,000	427,633
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,005,000	733,626
Phillips 66, Senior Notes	5.875%	5/1/42	160,000	169,768
QatarEnergy, Senior Notes	3.300%	7/12/51	490,000	366,348	(a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	300,000	212,414	(a)
Shell International Finance BV, Senior Notes	6.375%	12/15/38	250,000	288,937
Targa Resources Corp., Senior Notes	4.950%	4/15/52	160,000	132,970
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	470,000	503,740
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	230,000	241,251
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	130,000	117,812
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	310,000	307,551
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	30,000	23,925
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	660,000	638,550
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	680,000	647,911
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	90,000	82,012
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	80,000	69,879
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	270,000	229,500
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	47,000	52,396
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	37,000	41,454
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	610,000	734,120
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	50,000	35,608

Total Oil, Gas & Consumable Fuels				16,277,388

TOTAL ENERGY				16,459,650

See Notes to Schedule of Investments.

6	Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 31.0%
Banks - 18.1%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	$200,000	$173,083	(a)(b)(c)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	250,000	232,313	(a)(b)(c)
Banco Santander SA, Senior Notes	3.848%	4/12/23	400,000	399,830
Banco Santander SA, Senior Notes	5.294%	8/18/27	400,000	394,018
Banco Santander SA, Senior Notes	3.490%	5/28/30	200,000	174,906
Bank of America Corp., Senior Notes	5.875%	2/7/42	320,000	344,388
Bank of America Corp., Senior Notes (4.083%to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	160,000	131,728	(c)
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	320,000	337,228
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	900,000	1,079,120
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	390,000	344,104	(c)
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	1,060,000	901,283	(b)(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	640,000	592,735	(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	280,000	272,645	(a)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	410,000	402,336	(a)
BPCE SA, Subordinated Notes (3.582% to 10/19/41 then SOFR + 1.952%)	3.582%	10/19/42	270,000	182,988	(a)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	251,000	324,132
Citigroup Inc., Senior Notes	5.875%	1/30/42	240,000	254,223
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	420,000	376,891	(c)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	750,000	749,381
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	404,000	417,764
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	370,000	413,655
Commonwealth Bank of Australia, Subordinated Notes	3.743%	9/12/39	220,000	168,310	(a)
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	450,000	458,340

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report	7

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Cooperatieve Rabobank UA, Senior Notes	5.250%	8/4/45	$340,000	$319,430
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	350,000	313,416	(a)(c)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,040,000	1,008,180	(a)(b)(c)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	230,000	227,938	(a)
HSBC Holdings PLC, Junior Subordinated Notes (4.600% to 6/17/31 then 5 year Treasury Constant Maturity Rate + 3.649%)	4.600%	12/17/30	320,000	239,785	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	300,000	263,224	(b)(c)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	200,000	196,430
HSBC Holdings PLC, Senior Notes (6.254% to 3/9/33 then SOFR + 2.390%)	6.254%	3/9/34	840,000	878,901	(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	210,000	199,902
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	70,000	74,816
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	400,000	361,915	(c)
ING Bank NV, Subordinated Notes	5.800%	9/25/23	600,000	593,120	(a)
Intesa Sanpaolo SpA, Senior Notes	7.000%	11/21/25	200,000	203,635	(a)
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	200,000	141,912	(a)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	200,000	145,721	(a)(c)
Intesa Sanpaolo SpA, Subordinated Notes (4.950% to 6/1/41 then 1 year Treasury Constant Maturity Rate + 2.750%)	4.950%	6/1/42	200,000	132,831	(a)(c)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	260,000	255,125	(b)(c)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. USD LIBOR + 1.220%)	3.897%	1/23/49	50,000	41,081	(c)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	440,000	454,995
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	490,000	466,388
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	360,000	340,600	(b)(c)

See Notes to Schedule of Investments.

8	Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	$370,000	$344,218	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	270,000	249,412	(b)(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.315% to 4/19/32 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.315%	4/19/33	330,000	304,454	(c)
NatWest Group PLC, Subordinated Notes	6.100%	6/10/23	1,010,000	1,008,542
NatWest Group PLC, Subordinated Notes	6.000%	12/19/23	350,000	348,430
NatWest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	230,000	215,811	(c)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	480,000	480,591
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	210,000	200,802	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	410,000	378,853	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,040,000	960,317	(a)(c)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	380,000	337,574	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	230,000	216,881	(c)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	412,449
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	580,000	505,012
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	110,000	92,422

Total Banks				22,040,514

Capital Markets - 6.3%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	320,000	252,400	(b)(c)
CI Financial Corp., Senior Notes	3.200%	12/17/30	330,000	254,592
CI Financial Corp., Senior Notes	4.100%	6/15/51	160,000	97,096
CME Group Inc., Senior Notes	5.300%	9/15/43	440,000	465,532
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	1,060,000	51,675	*(a)(b)(c)(d)

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report	9

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	$640,000	$31,200	*(a)(b)(c)(d)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	222,575	(a)(c)
Credit Suisse Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	380,000	391,400	(a)(c)
Credit Suisse Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	250,000	296,850	(a)(c)
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	40,000	44,400
Goldman Sachs Group Inc., Senior Notes	5.700%	11/1/24	380,000	382,913
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	570,000	627,690
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	740,000	700,790	(c)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	640,000	693,297
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	500,000	474,484
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	250,000	245,257
Intercontinental Exchange Inc., Senior Notes	5.200%	6/15/62	260,000	261,403
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	820,000	724,258	(a)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	70,000	65,553	(a)
KKR Group Finance Co. X LLC, Senior Notes	3.250%	12/15/51	90,000	56,934	(a)
Morgan Stanley, Senior Notes	6.375%	7/24/42	90,000	101,731
Morgan Stanley, Senior Notes (4.889% to 7/20/32 then SOFR + 2.076%)	4.889%	7/20/33	280,000	275,379	(c)
Morgan Stanley, Subordinated Notes (5.297% to 4/20/32 then SOFR + 2.620%)	5.297%	4/20/37	130,000	122,674	(c)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	100,000	99,538	(c)
Raymond James Financial Inc., Senior Notes	4.650%	4/1/30	70,000	68,494
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	90,000	81,825
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	580,000	551,702	(a)(b)(c)

Total Capital Markets				7,641,642

See Notes to Schedule of Investments.

10	Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Finance - 0.4%
Capital One Financial Corp., Senior Notes (5.817% to 2/1/33 then SOFR + 2.600%)	5.817%	2/1/34	$150,000	$145,085	(c)
Navient Corp., Senior Notes	6.125%	3/25/24	290,000	286,401

Total Consumer Finance				431,486

Financial Services - 2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	9/15/23	340,000	336,828
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	330,000	326,387
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	430,000	375,713
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	540,000	414,331
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	110,000	103,445	(a)
Carlyle Finance Subsidiary LLC, Senior Notes	3.500%	9/19/29	150,000	137,461	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	220,000	204,241	(a)
Everest Reinsurance Holdings Inc., Senior Notes	3.500%	10/15/50	140,000	101,915
ILFC E-Capital Trust I, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	6.548%	12/21/65	470,000	300,244	(a)(c)
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	6.798%	12/21/65	270,000	179,953	(a)(c)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	220,000	218,043	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	160,000	143,370	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	140,000	111,297	(a)

Total Financial Services				2,953,228

Insurance - 3.4%
Allianz SE, Junior Subordinated Notes (3.500% to 4/30/26 then 5 year Treasury Constant Maturity Rate + 2.973%)	3.500%	11/17/25	200,000	160,782	(a)(b)(c)
Allstate Corp., Junior Subordinated Notes (6.500% to 5/15/37 then 3 mo. USD LIBOR + 2.120%)	6.500%	5/15/57	480,000	454,579	(c)
American International Group Inc., Junior Subordinated Notes	6.250%	3/15/37	80,000	68,380

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report	11

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - (continued)
American International Group Inc., Senior Notes	4.750%	4/1/48	$70,000	$62,938
Americo Life Inc., Senior Notes	3.450%	4/15/31	80,000	62,708	(a)
AXA SA, Subordinated Notes	8.600%	12/15/30	200,000	240,991
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	230,000	229,513	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	490,000	532,758	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	260,000	226,040	(a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,150,000	1,114,241
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	90,000	77,462	(a)
Nippon Life Insurance Co., Subordinated Notes (2.750% to 1/21/31 then 5 year Treasury Constant Maturity Rate + 2.653%)	2.750%	1/21/51	200,000	158,987	(a)(c)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	110,000	81,131	(a)
Prudential Financial Inc., Junior Subordinated Notes (6.750% to 3/1/33 then 5 year Treasury Constant Maturity Rate + 2.848%)	6.750%	3/1/53	170,000	165,668	(c)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	400,000	449,451	(a)

Total Insurance				4,085,629

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	450,000	472,055	(a)

TOTAL FINANCIALS				37,624,554

HEALTH CARE - 7.3%
Biotechnology - 1.6%
AbbVie Inc., Senior Notes	4.050%	11/21/39	740,000	661,958
Amgen Inc., Senior Notes	5.250%	3/2/33	740,000	760,680
Amgen Inc., Senior Notes	5.650%	3/2/53	300,000	312,515
Amgen Inc., Senior Notes	5.750%	3/2/63	110,000	114,271
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	60,000	64,983
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	48,120

Total Biotechnology				1,962,527

See Notes to Schedule of Investments.

12	Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories, Senior Notes	4.900%	11/30/46	$90,000	$92,673
Becton Dickinson & Co., Senior Notes	4.669%	6/6/47	410,000	383,734

Total Health Care Equipment & Supplies				476,407

Health Care Providers & Services - 4.9%
Centene Corp., Senior Notes	4.250%	12/15/27	100,000	96,446
Centene Corp., Senior Notes	4.625%	12/15/29	360,000	338,810
Centene Corp., Senior Notes	3.375%	2/15/30	500,000	436,672
Cigna Group, Senior Notes	4.125%	11/15/25	340,000	334,663
Cigna Group, Senior Notes	4.800%	8/15/38	340,000	329,731
CVS Health Corp., Senior Notes	4.100%	3/25/25	530,000	525,726
CVS Health Corp., Senior Notes	4.300%	3/25/28	540,000	530,619
CVS Health Corp., Senior Notes	4.780%	3/25/38	570,000	543,777
CVS Health Corp., Senior Notes	5.125%	7/20/45	340,000	322,839
CVS Health Corp., Senior Notes	5.050%	3/25/48	560,000	524,423
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	100,000	82,012
Elevance Health Inc., Senior Notes	5.350%	10/15/25	320,000	323,001
HCA Inc., Senior Notes	4.125%	6/15/29	210,000	196,925
HCA Inc., Senior Notes	5.125%	6/15/39	110,000	102,918
HCA Inc., Senior Notes	5.500%	6/15/47	220,000	206,852
HCA Inc., Senior Notes	5.250%	6/15/49	350,000	316,166
Humana Inc., Senior Notes	8.150%	6/15/38	80,000	100,269
Humana Inc., Senior Notes	4.800%	3/15/47	150,000	137,167
Inova Health System Foundation, Senior Notes	4.068%	5/15/52	90,000	77,712
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	80,000	56,391
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	170,000	141,115
UnitedHealth Group Inc., Senior Notes	3.700%	12/15/25	160,000	156,708
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	140,000	119,297

Total Health Care Providers & Services				6,000,239

Pharmaceuticals - 0.4%
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	80,000	30,502	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	200,000	204,302
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	200,000	210,190
Zoetis Inc., Senior Notes	4.700%	2/1/43	30,000	28,049

Total Pharmaceuticals				473,043

TOTAL HEALTH CARE				8,912,216

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report	13

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INDUSTRIALS - 7.7%
Aerospace & Defense - 2.9%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	$520,000	$515,364	(a)
Avolon Holdings Funding Ltd., Senior Notes	3.950%	7/1/24	140,000	136,306	(a)
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	530,000	498,905	(a)
Boeing Co., Senior Notes	3.100%	5/1/26	1,090,000	1,032,966
Boeing Co., Senior Notes	3.250%	2/1/28	370,000	344,947
Boeing Co., Senior Notes	5.705%	5/1/40	210,000	212,654
Boeing Co., Senior Notes	5.805%	5/1/50	140,000	141,128
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	200,000	187,569
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	260,000	256,771
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	40,000	39,582
Raytheon Technologies Corp., Senior Notes	4.625%	11/16/48	110,000	104,726

Total Aerospace & Defense				3,470,918

Building Products - 0.1%
Carrier Global Corp., Senior Notes	3.577%	4/5/50	100,000	75,853

Commercial Services & Supplies - 0.4%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	110,000	77,467
Waste Connections Inc., Senior Notes	4.250%	12/1/28	480,000	472,694

Total Commercial Services & Supplies				550,161

Construction & Engineering - 0.7%
Vinci SA, Senior Notes	3.750%	4/10/29	890,000	841,173	(a)

Ground Transportation - 0.2%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	320,000	239,293

Industrial Conglomerates - 0.4%
General Electric Co., Senior Notes	6.875%	1/10/39	94,000	109,490
Honeywell International Inc., Senior Notes	5.000%	2/15/33	350,000	369,113

Total Industrial Conglomerates				478,603

Machinery - 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	220,000	216,024

Passenger Airlines - 1.6%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	110,000	108,388	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	110,000	105,633	(a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	540,000	517,190
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	150,000	132,500
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	260,000	266,740	(a)

See Notes to Schedule of Investments.

14	Western Asset Middle Market Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Passenger Airlines - (continued)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	$348,000	$342,376	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	180,000	173,853	(a)
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	190,000	189,661
United Airlines Pass-Through Trust	4.875%	1/15/26	151,935	147,036

Total Passenger Airlines				1,983,377

Trading Companies & Distributors - 0.9%
Air Lease Corp., Senior Notes	5.850%	12/15/27	320,000	321,970
Aircastle Ltd., Senior Notes	5.250%	8/11/25	630,000	616,303	(a)
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	180,000	177,843	(a)

Total Trading Companies & Distributors				1,116,116

Transportation Infrastructure - 0.3%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	350,000	347,719	(a)

TOTAL INDUSTRIALS				9,319,237

INFORMATION TECHNOLOGY - 3.8%
Electronic Equipment, Instruments & Components - 0.3%
TD SYNNEX Corp., Senior Notes	1.250%	8/9/24	380,000	355,746

IT Services - 0.2%
International Business Machines Corp., Senior Notes	3.500%	5/15/29	110,000	103,385
Kyndryl Holdings Inc., Senior Notes	4.100%	10/15/41	300,000	201,103

Total IT Services				304,488

Semiconductors & Semiconductor Equipment - 1.7%
Broadcom Inc., Senior Notes	4.150%	11/15/30	113,000	104,841
Broadcom Inc., Senior Notes	4.300%	11/15/32	370,000	341,092
Broadcom Inc., Senior Notes	3.187%	11/15/36	14,000	10,621	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	152,000	138,367	(a)
Intel Corp., Senior Notes	4.900%	7/29/45	130,000	131,890
Intel Corp., Senior Notes	4.750%	3/25/50	10,000	9,184
Intel Corp., Senior Notes	4.950%	3/25/60	60,000	55,884
Intel Corp., Senior Notes	3.200%	8/12/61	120,000	79,529
Micron Technology Inc., Senior Notes	2.703%	4/15/32	140,000	112,184
Micron Technology Inc., Senior Notes	3.366%	11/1/41	30,000	21,298
NVIDIA Corp., Senior Notes	3.500%	4/1/40	60,000	51,577
NVIDIA Corp., Senior Notes	3.500%	4/1/50	190,000	155,755
NVIDIA Corp., Senior Notes	3.700%	4/1/60	80,000	64,631
Texas Instruments Inc., Senior Notes	4.600%	2/15/28	250,000	255,335

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report	15

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Semiconductors & Semiconductor Equipment - (continued)
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	$270,000	$246,644
TSMC Arizona Corp., Senior Notes	3.250%	10/25/51	350,000	272,538

Total Semiconductors & Semiconductor Equipment				2,051,370

Software - 1.2%
Microsoft Corp., Senior Notes	4.250%	2/6/47	970,000	952,532
Oracle Corp., Senior Notes	3.950%	3/25/51	310,000	233,728
Oracle Corp., Senior Notes	4.100%	3/25/61	380,000	280,133

Total Software				1,466,393

Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc., Senior Notes	3.850%	8/4/46	340,000	304,071
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	120,000	140,126
Dell International LLC/EMC Corp., Senior Notes	8.350%	7/15/46	30,000	36,592

Total Technology Hardware, Storage & Peripherals				480,789

TOTAL INFORMATION TECHNOLOGY				4,658,786

MATERIALS - 6.2%
Chemicals - 1.3%
Celanese US Holdings LLC, Senior Notes	5.900%	7/5/24	310,000	310,257
Dow Chemical Co., Senior Notes	7.375%	11/1/29	800,000	919,895
Ecolab Inc., Senior Notes	4.800%	3/24/30	80,000	81,517
OCP SA, Senior Notes	3.750%	6/23/31	200,000	164,370	(a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	240,000	168,110	(a)

Total Chemicals				1,644,149

Metals & Mining - 4.5%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	500,000	475,542	(a)
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	470,000	461,341
ArcelorMittal SA, Senior Notes	6.550%	11/29/27	160,000	166,566
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	50,000	52,563
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	180,000	192,809
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	200,000	200,036	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	210,000	196,668
Glencore Finance Canada Ltd., Senior Notes	6.900%	11/15/37	430,000	481,075	(a)
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	150,000	144,387	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	530,000	524,475	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	360,000	347,129	(a)

See Notes to Schedule of Investments.

16	Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	$170,000	$161,235	(a)
Glencore Funding LLC, Senior Notes	3.375%	9/23/51	70,000	48,803	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	470,000	450,306
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,148,000	1,201,085
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	350,000	334,816
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	30,000	24,157

Total Metals & Mining				5,462,993

Paper & Forest Products - 0.4%
Georgia-Pacific LLC, Senior Notes	7.375%	12/1/25	250,000	267,227
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	230,000	188,374

Total Paper & Forest Products				455,601

TOTAL MATERIALS				7,562,743

REAL ESTATE - 0.8%
Health Care REITs - 0.3%
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	130,000	117,227
Welltower OP LLC, Senior Notes	4.125%	3/15/29	320,000	298,898

Total Health Care REITs				416,125

Residential REITs - 0.2%
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	310,000	278,176

Retail REITs - 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	200,000	189,601	(a)

Specialized REITs - 0.1%
Extra Space Storage LP, Senior Notes	3.900%	4/1/29	60,000	55,334

TOTAL REAL ESTATE				939,236

UTILITIES - 3.0%
Electric Utilities - 3.0%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	210,000	193,836
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	200,000	158,806	(a)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	150,000	133,025	(b)(c)
Enel Finance International NV, Senior Notes	6.800%	10/14/25	330,000	341,350	(a)
Exelon Corp., Senior Notes	4.050%	4/15/30	120,000	114,628
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	310,000	295,642
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	830,000	931,798

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report	17

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - (continued)
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	$100,000	$98,227	(a)
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	150,000	143,200
Ohio Edison Co., Senior Notes	5.500%	1/15/33	90,000	92,178	(a)
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	20,000	14,218
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	240,000	198,175
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.081%	6/1/41	120,000	122,384
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.212%	12/1/47	30,000	30,823
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	310,000	257,095
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	390,000	540,940

TOTAL UTILITIES				3,666,325

TOTAL CORPORATE BONDS & NOTES (COST - $119,511,730)				111,903,049

SOVEREIGN BONDS - 4.0%
Argentina - 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	35,342	9,977
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23, 0.750% to 7/9/27 then 1.750%)	0.500%	7/9/30	127,826	37,348
Argentine Republic Government International Bond, Senior Notes, Step bond (1.500% to 7/9/23 then 3.625%)	1.500%	7/9/35	412,972	108,377
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	1,353,938	479,720	(a)

Total Argentina				635,422

Canada - 0.7%
Province of Quebec Canada, Senior Notes	7.970%	7/22/36	650,000	859,719

Chile - 0.2%
Chile Government International Bond, Senior Notes	2.550%	7/27/33	200,000	164,927

Colombia - 0.6%
Colombia Government International Bond, Senior Notes	4.500%	3/15/29	870,000	768,934

See Notes to Schedule of Investments.

18	Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indonesia - 0.2%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	$240,000	$213,661

Kenya - 0.3%
Republic of Kenya Government International Bond, Senior Notes	8.000%	5/22/32	460,000	374,624	(a)

Mexico - 0.5%
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	230,000	195,571
Mexico Government International Bond, Senior Notes	4.280%	8/14/41	200,000	163,928
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	360,000	285,511

Total Mexico				645,010

Qatar - 0.6%
Qatar Government International Bond, Senior Notes	3.375%	3/14/24	410,000	404,391	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	270,000	265,286	(a)

Total Qatar				669,677

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	440,000	394,111	(a)

Uruguay - 0.1%
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	70,000	68,878

TOTAL SOVEREIGN BONDS (Cost - $5,439,480)				4,794,963

MUNICIPAL BONDS - 1.3%
California - 0.9%
Los Angeles County, CA Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America Bonds	7.618%	8/1/40	650,000	838,051
Regents of the University of California Medical Center Pooled Revenue, Series Q	4.563%	5/15/53	110,000	101,170
University of California Revenue, Taxable, General Series AG	4.062%	5/15/33	150,000	149,811	(e)

Total California				1,089,032

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report	19

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	$170,000	$151,746

Illinois - 0.3%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	310,000	330,898

TOTAL MUNICIPAL BONDS (Cost - $1,661,932)				1,571,676

CONVERTIBLE BONDS & NOTES - 0.3%
COMMUNICATION SERVICES - 0.3%
Media - 0.3%
DISH Network Corp., Senior Notes (Cost - $443,090)	2.375%	3/15/24	470,000	417,713

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.1%
U.S. Government Obligations - 0.1%
U.S. Treasury Notes (Cost - $162,158)	3.500%	2/15/33	170,000	170,279

			SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%) (Cost - $143,068)	8.054%		5,725	123,803	(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $127,361,458)				118,981,483

SHORT-TERM INVESTMENTS - 1.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $1,214,945)	4.756%		1,214,945	1,214,945	(f)(g)

TOTAL INVESTMENTS - 98.9% (Cost - $128,576,403)				120,196,428
Other Assets in Excess of Liabilities - 1.1%				1,327,599

TOTAL NET ASSETS - 100.0%				$121,524,027

See Notes to Schedule of Investments.

20	Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	The coupon payment on this security is currently in default as of March 31, 2023.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	Rate shown is one-day yield as of the end of the reporting period.

(g)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2023, the total market value of investments in Affiliated Companies was $1,214,945 and the cost was $1,214,945 (Note 2).

Abbreviation(s) used in this schedule:

GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At March 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	30	6/23	$6,136,159	$6,193,594	$57,435
U.S. Treasury 5-Year Notes	59	6/23	6,332,524	6,460,961	128,437
U.S. Treasury 10-Year Notes	4	6/23	445,288	459,688	14,400
U.S. Treasury Ultra Long-Term Bonds	34	6/23	4,623,279	4,798,250	174,971

					375,243

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report	21

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
U.S. Treasury Long-Term Bonds	68	6/23	8,564,755	8,918,625	(353,870)
U.S. Treasury Ultra 10-Year Notes	12	6/23	$1,460,628	$1,453,688	$6,940

					(346,930)

Net unrealized appreciation on open futures contracts					$28,313

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

22	Western Asset Investment Grade Income Fund Inc. 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Income Fund Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end diversified investment company. The Fund’s primary investment objective is to seek a high level of current income, consistent with prudent investment risk, through investment in a diversified portfolio of debt securities. To a lesser extent, the Fund may also invest in privately placed debt securities and in certain equity securities. Capital appreciation is a secondary investment objective.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee

23

Notes to Schedule of Investments (unaudited) (cont’d)

(the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

24

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$111,903,049	—	$111,903,049
Sovereign Bonds	—	4,794,963	—	4,794,963
Municipal Bonds	—	1,571,676	—	1,571,676
Convertible Bonds & Notes	—	417,713	—	417,713
U.S. Government & Agency Obligations	—	170,279	—	170,279
Preferred Stocks	—	123,803	—	123,803

Total Long-Term Investments	—	118,981,483	—	118,981,483

Short-Term Investments†	$1,214,945	—	—	1,214,945

Total Investments	$1,214,945	$118,981,483	—	$120,196,428

Other Financial Instruments:
Futures Contracts††	$382,183	—	—	$382,183

Total	$1,597,128	$118,981,483	—	$120,578,611

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$353,870	—	—	$353,870

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

25

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2023. The following transactions were effected in such company for the period ended March 31, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$44,839	$5,009,512	5,009,512	$3,839,406	3,839,406

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$6,112	—	$1,214,945

26